Vanguard Mega Cap Growth Index Fund Expense Example - Institutional [Member] - Vanguard Mega Cap Growth Index Fund - Institutional Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77